Leases - Summary of Supplemental Information Related To Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases [Abstract]
Operating lease ROU assets	¥ 173,915	$ 24,870	¥ 147,501
Operating lease liabilities-non-current	123,157	17,611	109,526
Operating lease liabilities-current	53,435	$ 7,641	39,409
Total operating lease liabilities	¥ 176,592		¥ 148,935
Weighted average remaining lease term	3 years 6 months 29 days	3 years 6 months 29 days	4 years
Weighted average discount rate	3.42%	3.42%	3.65%